SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive Securities
	Nine months ended September 30,
	2022	2021

Warrants to purchase common stock	31,524,794	20,928,767
Pre-funded warrants to purchase common stock	15,856,032	10,033,274
Options to purchase common stock	1,558,220	1,330,366
Convertible preferred shares outstanding	210	210

	Year ended December 31,
	2021	2020
Warrants to purchase common stock	20,928,767	16,599,079
Pre-funded warrants to purchase common stock	10,033,274	5,260,005
Options to purchase common stock	1,299,567	451,148
Convertible preferred shares outstanding	210	210

Fair value measurements
		Fair Value Measurements at Reporting Date Using
	Balance as of December 31, 2021	Quoted prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$5,583,922	$5,583,922	$-	$-
		Fair Value Measurements at Reporting Date Using
	Balance as of December 31, 2020	Quoted prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$6,250,241	$6,250,241	$-	$-
Marketable securities	$462,687	$-	$462,687	$-